CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	£ 50,975	£ 38,880
Items in course of collection from banks	321	292
Financial assets at fair value through profit or loss	2,386	2,284
Derivative financial instruments	10,790	8,494
At amortised cost:
Loans and advances to banks	7,070	4,852
Loans and advances to customers	481,235	474,470
Debt securities	5,213	5,325
Due from fellow Lloyds Banking Group undertakings	925	1,854
Total financial assets at amortised cost	494,443	486,501
Financial assets at fair value through other comprehensive income	26,823	24,617
Goodwill	474	474
Other intangible assets	3,960	3,781
Property, plant and equipment	8,779	9,467
Current tax recoverable	908	4
Deferred tax assets	3,357	3,366
Retirement benefit assets	2,241	681
Other assets	2,187	2,527
Total assets	607,644	581,368
Liabilities
Deposits from banks	26,645	23,593
Customer deposits	427,591	396,839
Due to fellow Lloyds Banking Group undertakings	6,502	4,893
Items in course of transmission to banks	304	354
Financial liabilities at fair value through profit or loss	9,102	7,702
Derivative financial instruments	9,254	9,831
Notes in circulation	1,256	1,079
Debt securities in issue	66,156	76,431
Other liabilities	5,520	5,600
Retirement benefit obligations	271	257
Current tax liabilities	24	166
Other provisions	2,249	3,138
Subordinated liabilities	12,125	12,586
Total liabilities	566,999	542,469
Equity
Share capital	1,574	1,574
Share premium account	600	600
Other reserves	7,255	7,250
Retained profits	25,206	24,549
Shareholders' equity	34,635	33,973
Other equity instruments	5,935	4,865
Total equity excluding non-controlling interests	40,570	38,838
Non-controlling interests	75	61
Total equity	40,645	38,899
Total equity and liabilities	£ 607,644	£ 581,368